Fair Value of Financial Instruments (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liability	$ (251)	$ (415)
Fair Value, Measurements, Recurring | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liability	(251)	(415)
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets Level 1 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liability	0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs Level 2 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liability	(251)	(415)
Fair Value, Measurements, Recurring | Significant Unobservable Inputs Level 3 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liability	$ 0	$ 0